Reserves - Disclosure of Outstanding Share Purchase Options (Detail)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Options Outstanding, Beginning balance	1,270,021	1,478,300
Number of Options Outstanding, Granted	305,710	316,580
Number of Options Outstanding, Exercised	(500,017)	(488,922)
Number of Options Outstanding, Forfeited	(4,740)	(35,937)
Number of Options Outstanding, Ending balance	1,070,974	1,270,021
Weighted Average Exercise Price, Beginning balance	$ 48.47	$ 41.37
Weighted Average Exercise Price, Granted	59.79	59.41
Weighted Average Exercise Price, Exercised	36.18	32.82
Weighted Average Exercise Price, Forfeited	59.59	59.44
Weighted Average Exercise Price, Ending balance	$ 58.14	$ 48.47